Performance Management - Davis Fundamental ETF Trust	Oct. 31, 2025
Davis Select U.S. Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Results
Performance Narrative [Text Block]
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Returns	Period Ending
Highest Quarter	19.23%	June 30, 2020
Lowest Quarter	-24.54%	March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	19.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(24.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Since Inception (1/11/17)
Return before taxes	22.40%	13.35%	12.46%
Return after taxes on distributions	22.13%	12.95%	12.06%
Return after taxes on distributions and sale of Fund shares	13.46%	10.62%	10.20%
S&P 500 Index reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.97%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.davisetfs.com
Performance Availability Phone [Text]	1-800-279-0279
Davis Select International ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Results
Performance Narrative [Text Block]
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the MSCI ACWI (All Country World Index) ex U.S., a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Returns	Period Ending
Highest Quarter	22.38%	June 30, 2020
Lowest Quarter	-21.52%	March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	22.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(21.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Since Inception (3/1/18)
Return before taxes	32.29%	5.77%	6.31%
Return after taxes on distributions	31.95%	5.49%	6.05%
Return after taxes on distributions and sale of Fund shares	19.66%	4.55%	5.04%
MSCI ACWI (All Country World Index) ex U.S. reflects no deduction for fees, expenses or taxes	32.39%	7.90%	6.97%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.davisetfs.com
Performance Availability Phone [Text]	1-800-279-0279
Davis Select Worldwide ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Results
Performance Narrative [Text Block]
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the MSCI ACWI (All Country World Index), a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Returns	Period Ending
Highest Quarter	22.31%	June 30, 2020
Lowest Quarter	-23.04%	March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	22.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(23.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Since Inception (1/11/17)
Return before taxes	30.45%	9.91%	11.35%
Return after taxes on distributions	30.09%	9.69%	11.01%
Return after taxes on distributions and sale of Fund shares	18.49%	7.89%	9.28%
MSCI ACWI (All Country World Index) reflects no deduction for fees, expenses or taxes	22.34%	11.19%	11.99%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.davisetfs.com
Performance Availability Phone [Text]	1-800-279-0279
Davis Select Financial ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Results
Performance Narrative [Text Block]
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index, and the S&P 500 Financials Index. The S&P 500 Financials Index is a measure of the performance of the companies in the financial sector as a subset of the S&P 500 Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Returns	Period Ending
Highest Quarter	27.23%	December 31, 2020
Lowest Quarter	-34.28%	March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	27.23%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(34.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Since Inception (1/11/17)
Return before taxes	28.61%	17.71%	12.64%
Return after taxes on distributions	28.18%	17.07%	12.04%
Return after taxes on distributions and sale of Fund shares	17.22%	14.22%	10.28%
S&P 500 Index reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.97%
S&P 500 Financials Index reflects no deduction for fees, expenses or taxes	15.02%	15.26%	12.03%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.davisetfs.com
Performance Availability Phone [Text]	1-800-279-0279